NUVEEN INTERNATIONAL GROWTH FUND

SUPPLEMENT DATED JUNE 14, 2022

TO THE PROSPECTUS DATED DECEMBER 1, 2021

Jason Campbell and Dan Roberts have been named portfolio managers of the Fund. Joseph O’Flaherty and David Lund are no longer portfolio managers of the Fund.

Jason Campbell is a Managing Director at Nuveen Asset Management, LLC (“NAM”), Teachers Advisors, LLC (“TAL”) and other advisory affiliates of TIAA. Over the last five years, Mr. Campbell has served as a portfolio manager and analyst for international portfolios. He joined TIAA in 2005.

Dan Roberts is a Managing Director at NAM, TAL and other advisory affiliates of TIAA. Over the last five years, Mr. Roberts has served as a U.S. and European media analyst and global portfolio manager. He joined TIAA in 2003.

PLEASE KEEP THIS WITH YOUR PROSPECTUS

FOR FUTURE REFERENCE

MGN-IGFP-0622P

NUVEEN INTERNATIONAL GROWTH FUND

SUPPLEMENT DATED JUNE 14, 2022

TO THE STATEMENT OF ADDITIONAL INFORMATION DATED DECEMBER 1, 2021

1.	Jason Campbell, Managing Director, and Dan Roberts, Managing Director, have been named portfolio managers of the Fund. Joseph O’Flaherty and David Lund are no longer portfolio managers of the Fund.

2.	The following is added to the table in the section of the Statement of Additional Information entitled “Service Providers – Portfolio Managers – Other Accounts Managed”:

Portfolio Manager	Type of Account Managed	Number of Accounts	Assets (millions)	Number of Accounts with Performance- Based Fees	Assets of Accounts with Performance- Based Fees

Jason Campbell***	Registered Investment Companies	1	$2,106	0	$0
	Other Pooled Investment Vehicles	0	$0	0	$0
	Other Accounts	0	$0	0	$0

Dan Roberts***	Registered Investment Companies	1	$2,106	0	$0
	Other Pooled Investment Vehicles	0	$0	0	$0
	Other Accounts	0	$0	0	$0

***   Began serving as a portfolio manager on June 14, 2022. Information provided is as of May 31, 2022.

3.	The following is added to the table in the section of the Statement of Additional Information entitled “Service Providers – Portfolio Managers – Beneficial Ownership of Securities”:

Portfolio Manager	Fund	Dollar Range of Equity Securities Beneficially Owned in Fund Managed

Jason Campbell*	Nuveen International Growth Fund	A

Dan Roberts*	Nuveen International Growth Fund	A

*	Began serving as a portfolio manager on June 14, 2022. Information provided is as of May 31, 2022.

PLEASE KEEP THIS WITH YOUR STATEMENT OF ADDITIONAL INFORMATION

FOR FUTURE REFERENCE

MGN-IGFSAI-0622P